Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and reflect all adjustments, consisting of normal recurring adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company.

Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts. Accordingly, actual results could differ from those estimates.

Cash And Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of September 30, 2025 and December 31, 2024.

Inventory

Inventory is recorded at the lower of cost or market; cost is computed on a first-in, first-out basis.

Intangible Asset

As of September 30, 2025, the Company had intangible assets totaling $222,700 net of amortization. These assets include the acquisition of an AI application valued at $200,000, which was acquired in exchange for 173,913 shares of the Company’s common stock. The asset has a useful life of five years. For the quarter ending September 30, 2025, the asset’s amortization was $5,000. The Company also held an indefinite-life formula for canine pain relief valued at $25,000 and trademarks valued at $1,500. These assets are considered to have indefinite useful lives and are therefore not subject to amortization; however, they will be evaluated for impairment annually or more frequently if circumstances warrant. As of December 31, 2024, the Company had intangible assets valued at $31,100. These included the same indefinite-life formula for canine pain relief valued at $30,000, a website valued at $9,950 being amortized over its estimated useful life of five years, and trademarks valued at $1,500. During the nine months ended September 30, 2025, the Company recorded amortization expense of $3,600 related to the website. No impairment losses were recognized during the periods presented.

Stock Compensation

The company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Stock compensation expense is recognized over the vesting or service period based on the fair value of the award at the grant date. Fair value is determined using an appropriate valuation model, such as the Black-Scholes-Merton or Monte Carlo method, incorporating assumptions about expected term, stock volatility, risk-free interest rate, and dividend yield. The company recognizes expense net of estimated forfeitures, which are updated periodically or accounted for as they occur. If award terms are modified, any incremental fair value is recognized over the remaining service period. For tax purposes, deferred tax assets are recorded for deductible temporary differences, and excess tax benefits or deficiencies are reflected in income tax expense when realized. The company also provides the required disclosures about its stock-based compensation plans, valuation methods, and the financial statement effects of such awards. For the nine months ending September 30, 2025 the Company issued 4,000,000 shares as compensation for services.

Going Concern

The Company's financial statements are prepared using GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs to allow it to continue as a going concern, and therefore, there is substantial doubt about the Company’s ability to continue as a going concern. As of September 30, 2025, and December 31, 2024, the Company had an accumulated deficit of $424,644 and $290,190, respectively. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations. In order to continue as a going concern, the Company will need, among other things, additional capital resources. The Company will continue to attempt to secure equity and/or debt financing. There are no assurances that the Company will be successful, and without sufficient financing, it would be unlikely for the Company to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts for amounts and classification of liabilities that might result from this uncertainty.

Impairment Of Long-Lived Assets

The Company reviews its long-lived assets for impairment in accordance with Accounting Standards Codification ("ASC") 360-10, Impairment or Disposal of Long-Lived Assets. The Company evaluates long-lived assets, such as depreciable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Indefinite lived intangible assets are tested for impairment at least annually. If indicators of impairment exist and the undiscounted future cash flows that the assets are expected to generate are less than the carrying value of the assets, the Company reduces the carrying amount of the assets to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. There were no impairment losses recorded during the nine months ended September 30, 2025 and September 30, 2024.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606. Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount:

•	Identification of the promised goods in the contract;
•	Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;
•	Measurement of the transaction price, including the constraint of variable consideration;
•	Allocation of the transaction price of the performance obligations;
•	Recognition of revenue when (or as) the Company satisfies each performance obligation.

The performance obligation associated with a typical product sale will be satisfied upon delivery to customers, and the revenue will be recognized at that time. Payments are due on demand. The Company does not offer any warranty on its products; however, customers do receive a manufacturer’s warranty.

The Company's main revenue stream to date has been from the sale of distribution territories for its protein bars. The Company sells rights to distribute its protein bars and other products to outside parties and determines if the distribution agreement (“DA”) is a distinct (separate) performance obligation in accordance with ASC 606. If the DA is determined not to be distinct, the license is combined with the other goods or services and the combined performance obligation is accounted for using the general revenue recognition model outlined above. If the DA is determined to be distinct, the Company analyzes whether the DA is functional or symbolic to assess the timing of revenue recognition. The DA by the Company was determined to be a distinct performance obligation of symbolic intellectual property (“IP)”, which provides a right to access IP. ASC 606 states that revenue from licenses of IP deemed to provide a right to use IP will be recognized at a point in time when control is transferred.

In accordance with Topic 606, the Company analyzes the following to determine when to recognize DA revenue:

i.	Whether the transaction represents a sale or licensing of IP

ii.	Whether the IP is a distinct performance obligation,

iii.	The nature of the license - functional or symbolic; and

iv.	The timing of recognition based on the nature of the license.

The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods and represents services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. The Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. Generally, the Company's performance obligations are transferred to customers at a point in time, typically upon delivery.

Fair Value of Financial Instruments

ASC 825, Financial Instruments requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable, and accrued liabilities, when reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities, and equity instruments of the Company are either recognized or disclosed in the financial statements, together with other information relevant to making a reasonable assessment of future cash flows, interest rate risk, and credit risk. Where practicable, the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise, only available information pertinent to fair value has been disclosed. The Company follows ASC 820, Fair Value Measurements and ASC 825, which permits entities to choose to measure many financial instruments and certain other items at fair value.

Income Taxes

In accordance with ASC 740 Income Taxes, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in Income in the period that includes the enactment date.

The Company has adopted the provisions set forth in ASC 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of Income tax expense in the Company's financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns. The Company uses the "more likely than not" criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company' s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets as of September 30, 2025, and December 31, 2024.

Earnings Per Share of Common Stock

The Company computes income (loss) per share in accordance with ASC 260 Earning Per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The Company does not have a complex capital structure requiring the computation of diluted earnings per share. However there are 200,000 outstanding restricted common shares that are considered anti-dilutive and as such, not included in diluted earnings per share.

Recently Issued Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended September 30, 2025 that are of significance or potential significance to the Company.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and reflect all adjustments, consisting of normal recurring adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash And Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of December 31, 2024 and December 31, 2023.

Inventory

Inventory is recorded at lower of cost or market; cost is computed on a first-in first-out basis.

Intangible Assets

As of December 31, 2024  and December 31, 2023, the Company had an Intangible Asset of $36,300 and $41,100 respectively. The intangible assets consist of an indefinite life formula for pain relief for dogs with a cost of $30,000 and a website with a cost of $4,800, which will be amortized over its useful life of 5 years and trademarks of $1,500. The amortization expense for the years ended December 31, 2024 and December 31, 2023 was $4,800 and $0, respectively. For the years ended December 31, 2024 and December 31, 2023, there was a loss of impairment of intangible assets of $5,000 and $0, respectively, included on the statement of operations.

Impairment Of Long-Lived Assets

The Company determines its long-lived assets impairment in accordance with Accounting Standards Codification (ASC) 360-10, Impairment or Disposal of Long-Lived Assets. The Company evaluates long-lived assets, such as intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Definite and Indefinite lived intangible assets are tested for impairment at least annually. If indicators of impairment exist and the undiscounted future cash flows that the assets are expected to generate are less than the carrying value of the assets, the Company reduces the carrying amount of the assets to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2024 and December 31, 2023, there was a loss of impairment of intangible assets of $5,000 and $0, respectively, included on the statement of operations.

Revenue Recognition

The Company recognizes revenue according to ASC 606. Revenue is recognized when a customer gains control of the promised goods or services. Furthermore, the standard mandates the disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows resulting from contracts with customers. The recorded revenue amount reflects the consideration the Company anticipates receiving in exchange for those goods or services. The Company applies the following five-step model to determine this amount:

  Identification of the promised goods in the contract;
  Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;
  Measurement of the transaction price, including the constraint of variable consideration;
  Allocation of the transaction price of the performance obligations and
  Recognition of revenue when (or as) the Company satisfies each performance obligation.

The performance obligation associated with a typical product sale will be satisfied upon delivery to customers, and the revenue will be recognized at that time. Payments are due on demand. The Company does not offer any warranty on its products; however, customers do receive a manufacturer’s warranty.

The Company's main revenue stream to date has been from the sale of distribution territories for its protein bars, affiliate commissions and licensing agreement for its dog formula. The Company sells rights to distribute its protein bars and other products to outside parties and determines if the distribution agreement (“DA”) is a distinct (separate) performance obligation in accordance with ASC 606. If the DA is determined not to be distinct, the license is combined with the other goods or services and the combined performance obligation is accounted for using the general revenue recognition model outlined above. If the DA is determined to be distinct, the Company analyzes whether the DA is functional or symbolic to assess the timing of revenue recognition. The DA by the Company was determined to be a distinct performance obligation of symbolic intellectual property (“IP)”, which provides a right to access IP. ASC 606 states that revenue from licenses of IP deemed to provide a right to use IP will be recognized at a point in time when control is transferred.

In accordance with Topic 606, the Company analyzes the following to determine when to recognize revenue:

i.	Whether the transaction represents a sale or licensing of intellectual property (IP),
ii.	Whether the IP is a distinct performance obligation,
iii.	The nature of the license - functional or symbolic; and
iv.	The timing of recognition based on the nature of the license.

The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods and represents services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. The Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Fair Value of Financial Instruments

ASC 825, Financial Instruments (“ASC 825”) requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities when reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed. The Company follows ASC 820, Fair Value Measurements (“ASC 820”) and ASC 825, which permits entities to choose to measure many financial instruments and certain other items at fair value.

Income Taxes

In accordance with ASC 740 Income Taxes, deferred tax assets, and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in Income in the period that includes the enactment date.

The Company has adopted the provisions set forth in ASC 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of Income tax expense in the Company's financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns. The Company uses the "more likely than not" criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets as of December 31, 2024  and December 31, 2023.

Earnings Per Share of Common Stock

The Company computes income (loss) per share in accordance with ASC 260 Earnings Per Share  ("EPS"), which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The Company does not have a complex capital structure requiring the computation of diluted earnings per share.

Advertising Expenses

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expense as incurred. The Company has $148,093 in Marketing expenses for the twelve months ended December 31, 2024, and $23,562 for the twelve months ended December 31, 2023.

Stock-based compensation

The Company applies the fair value method of FASB ASC 718, Share Based Payment, in accounting for its stock-based compensation. The standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date. Fully vested and non-forfeitable shares issued prior to the services being performed are classified as unearned compensation.

Recently Issued Accounting Pronouncements

The Company  is committed to complying with the new segment reporting requirements issued by the Financial Accounting Standards Board (FASB) under Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update enhances segment reporting transparency by introducing several key disclosure mandates, which the Company has implemented in its  financial reporting.

As part of the Company's  compliance, it will disclose significant expense categories and their amounts for each reportable segment. These expenses will include those regularly provided to the  chief operating decision maker (CODM) and incorporated into the segment’s reported measure of profit or loss. Additionally, the Company will report “other segment items,” which will be calculated as the difference between segment revenues minus significant segment expenses and the reported measure of segment profit or loss, along with a detailed description of the composition of these items.

To ensure consistency and transparency, the Company will also extend certain annual segment disclosure requirements to its interim reporting periods, providing timely and relevant financial information throughout the year. Furthermore, as an entity with a single reportable segment, the Company will comply with all segment disclosure requirements mandated by both existing guidance and the new ASU.

Additionally, the Company   will disclose the title and position of its CODM and explain how the CODM utilizes the reported measures of segment profit or loss to assess performance and allocate resources effectively. By implementing these enhanced segment reporting disclosures, the Company aims  to provide investors and other financial statement users with more detailed and useful information, reinforcing its commitment to transparency and informed decision-making.